Remaining performance obligations (Details) - CAD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Disclosure of performance obligations [abstract]
Transaction price allocated to remaining performance obligations	$ 919,664	$ 939,499
Remaining performance obligations, weighted average average period	1 year 10 months 24 days	1 year 9 months 18 days